Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Concentration Risk [Line Items]
Provision for doubtful accounts, net	$ 403		$ (674)		$ 371
Charge off provision for doubtful accounts	15		308
Allowances for doubtful accounts	$ 658		$ 270		$ 1,252		$ 881
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.80%		12.80%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.50%			[1]	10.60%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.80%		10.20%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.50%		12.80%			[1]
Sales Revenue, Net [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.10%		11.90%			[1]
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.40%		15.50%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.80%			[1]
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%		21.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	12.90%

[1]	Less than 10%